ING EQUITY TRUST

ING Value Choice Fund

ING MUTUAL FUNDS

ING Global Value Choice Fund

(each a “Fund” and collectively “Funds”)

Supplement dated May 7, 2012

to the Funds’ current Prospectuses (each a “Prospectus” and collectively “Prospectuses”)

Effective May 7, 2012, the Funds, which are currently closed to most new investments, will re-open to all investors who meet the eligibility and minimum initial investment requirements described in the Funds’ Prospectuses.  The Funds’ Prospectuses are hereby revised as follows:

ING Value Choice Fund

The section entitled “How To Buy Shares — ING Value Choice Fund Closure” of the statutory section of the Fund’s Prospectus is hereby deleted in its entirety.

ING Global Value Choice Fund

1.               The section entitled “Principal Investment Strategies” of the summary section of the Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 65% of its net assets in equity securities of issuers located in a number of different countries, one of which may be the United States. The Fund generally invests at least 80% of its assets (plus borrowings for investment purposes) in common and preferred stocks; depositary receipts; derivatives (in the form of rights, warrants, and equity-linked notes) to seek to enhance returns; and convertible securities. The Fund may invest up to 10% of its assets in Rule 144A securities and up to 25% of its assets in companies located in countries with emerging securities markets. The sub-adviser (“Sub-Adviser”) may invest in companies with any market capitalization.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act.

The Fund aims to provide superior risk-adjusted returns through an opportunistic value-oriented process. The Fund seeks to invest in companies with attractive valuation, favorable risk/reward characteristics, downside protection, and an inflection point or catalyst that can unlock value or improve profitability. The Fund emphasizes a bottom-up, stock-driven process. The cornerstone of the Sub-Adviser’s strategies is its single global research platform, with the investment process being driven by this platform of global sector analysts. The Sub-Adviser believes this consistent investment approach drives better idea generation, improves fundamental analysis, and provides for tighter risk control. The Sub-Adviser seeks a thorough, in-depth understanding of the factors that drive business success. The Sub-Adviser’s analysts focus on understanding individual companies as businesses rather than simply as stocks. The Sub-Adviser also focuses on opportunities created by investor overreaction, misperception, and short-term focus.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

2.               The section entitled “How To Buy Shares — ING Global Value Choice Fund Closure” of the statutory section of the Fund’s Prospectus is hereby deleted in its entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING EQUITY TRUST

ING Value Choice Fund

ING MUTUAL FUNDS

ING Global Value Choice Fund

(each a “Fund” and collectively “Funds”)

Supplement dated May 7, 2012

to the Funds’ current Statements of Additional Information (“SAI”) (each a “SAI” and collectively “SAIs”)

Effective May 7, 2012, the Funds, which are currently closed to most new investments, will re-open to all investors who meet the eligibility and minimum initial investment requirements described in the Funds’ prospectuses.  The Funds’ SAIs are hereby revised as follows:

ING Value Choice Fund

The section entitled “Purchase and Redemption of Shares — ING Value Choice Fund Closure” of the Fund’s SAI is hereby deleted in its entirety.

ING Global Value Choice Fund

The section entitled “Purchase and Redemption of Shares — ING Global Value Choice Fund” of the of the Fund’s SAI is hereby deleted in its entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE